U.S. Securities and Exchange Commission
Washington, DC 20549
Attention: 1933 Act Filing

Rule 24f-2 Notice for The HomeState Group Pennsylvania Growth Fund, Registration Statement No. 33-48940

Gentlemen:

On October 1, 1992, Pre-Effective Amendment No. 3 to the Registration Statement of the HomeState Group - HomeState Pennsylvania Growth Fund was declared effective by the SEC. The Amendment represented the Fund's election to register an indefinite number of shares for the fiscal year ended June 30, 1993, and thereafter, and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended June 30, 1995.

The following information is furnished:

(a) Shares registered under the Securities Act
of 1933 other than pursuant to Section 24(f)
which remained unsold on June 30, 1994:                     -0-

(b) Shares registered during fiscal year other
than pursuant to Section 24(f):                             -0-

Total of (a) and (b):                                       -0-

                                                  Shares    Dollar Amount
(c) Total number and amount of shares
sold during fiscal year:                          670,899   $9,021,148

(d) Total number and amount of shares
sold during fiscal year in reliance upon
Section 24(f):                                    670,899   $9,021,148

          CALCULATION OF FEE:

Aggregate sales price of shares sold, multiplied by filing fee under Section 6(b) of the Securities Act of 1933:

$9,021,148 (aggregate sales price of shares sold) x 0.00034483 (filing fee) = $3,110.76.

An opinion of counsel is enclosed.

Very truly yours,

/s/ Scott L. Rehr

Scott L. Rehr
President
The HomeState Group